SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

2023
Risk-free interest rates	3.58% - 4.39%
Expected life of options	5 years
Expected volatility	83.12% - 92.32%
Expected dividend yield	0.00%

SUMMARY OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at January 1, 2024	151	$49,656.80	8.70
Forfeited/Expired	(11)	67,692.00
Balance at December 31, 2024	140	49,656.78	7.72
Forfeited/Expired	(2)	52,500.70
Balance at December 31, 2025	138	48,351.27	6.73
Exercisable at December 31, 2025	107	$53,736.00	6.63

SUMMARY OF NON-VESTED STOCK OPTION

The following table summarizes the Company’s non-vested stock options:

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2024	116	$22,667.20
Options forfeited/cancelled	(6)	19,074.80
Options vested	(47)	20,294.20
At December 31, 2024	63	22,547.61
Options vested	(31)	26,261.79
At December 31, 2025	32	$18,739.24

SUMMARY OF RESTRICTED STOCK AWARDS

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2024	0.25	$69,670.80
Forfeited	(0.19)	23,230.20
Vested	(0.06)	69,370.80
Outstanding at December 31, 2024	$-	$-